Issued capital and reserves (Tables)	12 Months Ended
Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Shares Issued and Fully Paid
Shares issued and fully paid

	At December 31,
	2017		2018		2019
	Shares	Amount	Shares	Amount	Shares	Amount
	(in thousands, except for share data)
Ordinary shares	80,024,707	€1,597	94,732,539	€1,895	95,587,146	€1,912
Converted to U.S. dollars at historical exchange rates		$2,031		$2,384		$2,403